Operating leases	12 Months Ended
Dec. 31, 2013
Leases, Operating [Abstract]
Operating leases
Operating leases

The Company has operating leases relating to premises, the most significant being its offices in Stavanger, London, Singapore, Houston, Rio de Janeiro and Dubai. In the years ended December 31, 2013, 2012 and 2011 rental expenses amounted to $21 million, $25 million and $20 million, respectively. Future minimum rental payments are as follows:

Year	(In US$ millions)
2014	24
2015	15
2016	12
2017	8
2018	6
2019 and thereafter	13
Total	78